Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
14.	EMPLOYEE BENEFITS

Employee Retirement Plan

The Bank maintains section 401(k) employee savings and investment plans for all full-time employees and officers of the Bank who are at least 21 years of age. The Bank’s contributions to the plans are discretionary and were based on 66% matching of voluntary contributions up to 6% of compensation for the years ended December 31, 2022.  The Bank’s contributions to the plans are discretionary and were based on 50% matching of voluntary contributions up to 6% of compensation for the years ended December 31, 2021. Employee contributions are vested at all times, and MBC contributions are fully vested after six years beginning at the second year in 20% increments. Prior service by Liberty employees who become Middlefield employees is reviewed for purposes of eligibility, vesting and, contribution allocations. Contributions for 2022 and 2021 to these plans amounted to $427,000 and $347,000, respectively.

Executive Deferred Compensation Plans

The Company maintains executive deferred compensation plans to provide post-retirement payments to members of senior management. The plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to several officers, with contributions made solely by the Bank. Accrued executive deferred compensation amounted to $3.7 million and $1.9 million as of December 31, 2022, and 2021, respectively. In addition, during 2022 and 2021, the Company recognized nonqualified deferred compensation expense of $164,000 and $264,000, respectively, to the plans.

Stock Option and Restricted Stock Plan

In 2007, the Company adopted the 2007 Omnibus Equity Plan (the “2007 Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors. Three hundred twenty thousand shares of common stock were reserved for issuance under the 2007 Plan, which expired ten years from the date of board approval of the plan. No remaining shares are outstanding in incentive stock options awards granted under the 2007 Plan. The per-share exercise price of an option granted is not less than the fair value of a share of common stock on the date the option was granted.

In 2017, the Company adopted the 2017 Omnibus Equity Plan (the “2017 Plan”) for granting incentive stock options, nonqualified stock options, restricted stock, and other equity awards to key officers and employees and nonemployee directors of the Company. The Company’s stockholders approved the 2017 Plan at the annual meeting of the stockholders held on May 10, 2017. A total of 448,000 shares of authorized and unissued or issued common stock are reserved for issuance under the 2017 Plan, which expires ten years from the date of board approval of the plan. The per-share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted. The remaining available shares that can be issued under the 2017 Plan were 390,839 on December 31, 2022.

There was no stock option activity during the twelve months ended December 31, 2022.

The following table presents share data related to stock option activity during 2021:

	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2021	12,150	$8.78
Exercised	(12,150)	8.78

Outstanding, December 31, 2021	-	$-

Exercisable, December 31, 2021	-	$-

For the year ended December 31, 2021, 12,150 options were exercised, resulting in net proceeds to the participant of $21,000.

During 2022 and 2021, the Compensation Committee of the Company's Board of Directors granted awards of restricted stock for an aggregate amount of 25,414 and 29,193 shares, respectively, to certain employees of the Bank. The expense recognized for all outstanding awards was $307,000 and $478,000 for the years ended 2022 and 2021, respectively. The number of restricted stock shares earned or settled will depend on specific conditions and are also subject to service period-based vesting. The award recipient must maintain service with Middlefield Banc Corp. and its affiliates until the third anniversary of the award to satisfy the service condition. In addition, the market condition will be met if the average total shareholder annual return (“TSR”) on Middlefield Banc Corp. stock for the three subsequent years meets target for 2021 and 2022. The target TSR is 10%, capped at 125% of target, and reduced proportionally between 0% and 10%.

The liability for these accrued officer benefits was $693,000 and $979,000 for the years ended December 31, 2022, and December 31, 2021, respectively.

The Company recognizes restricted stock forfeitures in the period they occur.

The following table presents the activity during 2022 related to awards of restricted stock:

	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2022	76,933	$23.01
Granted	25,414	24.80
Vested	(25,263)	20.95
Forfeited	(13,438)	-
Nonvested at December 31, 2022	63,646	$24.34
Expected to vest at December 31, 2022	47,236	$23.97

As of December 31, 2022, there was $533,000 of total unrecognized compensation cost related to nonvested restricted shares granted under the 2017 Plan. The cost is expected to be recognized over a weighted-average period of 1.92 years. The total fair value of shares vested during the years ended December 31, 2022, and 2021 was $529,000 and $447,000, respectively.